Profit and loss information (Tables)	6 Months Ended
Sep. 30, 2022
Analysis of income and expense [abstract]
Disclosure of expenses by nature

(EUR thousand)	Three months ended September 30		Six months ended September 30
Expenses by nature	2022	2021	2022	2021
Employee benefit expenses	(30,219)	(20,899)	(58,834)	(42,557)
Depreciation and amortization	(12,658)	(22,090)	(30,217)	(50,172)
Agent costs	(16,467)	(3,524)	(28,248)	(5,873)
IT costs	(3,694)	(3,497)	(6,980)	(5,447)
Auditors, lawyers and consultants	(2,597)	(2,452)	(4,776)	(5,183)
Advertising and promotion	(3,010)	(2,420)	(5,779)	(4,495)
Travel, entertainment, office and rental cost	(1,215)	(567)	(2,290)	(934)
Change in fair value of warrants and put options	(1,927)	24,484	5,013	13,735
Other operating income / (expense)	(8,070)	7,002	(10,795)	8,560
Total operating expenses	(79,857)	(23,963)	(142,906)	(92,366)

Disclosure of exceptional items
Exceptional items consist of items which the board considers as not directly related to ordinary business operations and which are not included in the assessment of management performance and can be analyzed as follows:

(EUR thousand)		Three months ended September 30		Six months ended September 30
Exceptional items	Note	2022	2021	2022	2021
Business restructuring expenses		(3,614)	(880)	(3,934)	(897)
Corporate restructuring expenses		(402)	(8)	(523)	(80)
Monitoring fee (including Directors fee)		(40)	(40)	(80)	(80)
Impairment		3	(60)	(567)	(159)
Net sales of assets loss		(178)	(35)	(168)	(34)
Share based payments		(4,033)	(945)	(5,783)	(2,232)
Change in fair value of warrants and put options	14	(1,927)	21,972	5,013	11,223
Other exceptional items		(895)	9,761	(1,260)	9,101
Total		(11,085)	29,764	(7,301)	16,843

Disclosure of income tax benefit (expense)

(EUR thousand)	Three months ended September 30		Six months ended September 30
Income tax	2022	2021	2022	2021
Current income tax expense	(2,662)	(1,323)	(3,744)	(1,531)
Adjustment in respect of current income tax of previous periods	3,162	1,177	3,587	975
Deferred tax benefit	78	4,642	2,795	11,234
Income tax benefit reported in the income statement	579	4,496	2,639	10,678